Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

12. Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
Accrued service expenses	34,326	86,376
Deposits payable to service providers	52,337	56,602
Payables collected on behalf of service providers and other payables to service providers	46,643	44,891
Advance payment from platform user	26,286	39,371
Others	1,769	9,553
Accrued litigation liabilities (see Note 18)	4,727	992
Total	166,088	237,785